4. Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings per share

		Year Ended
		December 31,
	2012	2011	2010

Numerator - net loss	$(439,499)	$(1,050,341)	$(971,141)

Denominator - weighted average number of common shares outstanding - basic and diluted	45,493,814	428,236	427,896

Basic and diluted net loss per common share	$(0.01)	$(2.45)	$(2.27)